Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

March 5, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust

(Filing relates to Legg Mason Global Infrastructure ETF, Legg Mason International Low Volatility High Dividend ETF and Legg Mason Low Volatility High Dividend ETF (the “Funds”))

(File Nos. 333-206784 and 811-23096)

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on February 22, 2021 and became effective on March 1, 2021.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger